Unaudited Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 26,541,000	$ 20,757,000
Trade accounts receivable, net	52,205,000	54,075,000
Deferred tax assets	4,000	68,000
Prepaid expenses and other	2,067,000	2,440,000
Total current assets	80,817,000	77,340,000
Property and equipment:
Property and equipment, at cost	28,088,000	27,878,000
Less: Accumulated depreciation	4,236,000	3,538,000
Total property and equipment, net	23,852,000	24,340,000
Intangible assets, net	29,482,000	30,245,000
Goodwill	55,408,000	55,545,000
Debt issuance costs, net	2,184,000	2,318,000
Other assets	47,000	54,000
Total assets	191,790,000	189,842,000
Current liabilities:
Accounts payable	1,562,000	2,461,000
Accounts payable - affiliates	33,000	586,000
Accrued payroll and other	15,236,000	7,750,000
Income taxes payable	613,000	546,000
Total current liabilities	17,444,000	11,343,000
Long-term debt	130,200,000	77,600,000
Deferred tax liabilities	348,000	438,000
Asset retirement obligations	33,000	33,000
Total liabilities	148,025,000	89,414,000
Commitments and contingencies - Note 10
Partners’ capital:
General partner	(25,730,000)	1,999,000
Accumulated other comprehensive loss	(1,934,000)	(525,000)
Total partners' capital	42,781,000	73,855,000
Non-controlling interests	984,000	26,573,000
Total owners' equity	43,765,000	100,428,000
Total liabilities and owners' equity	191,790,000	189,842,000
Common Units [Member]
Partners’ capital:
Partner's Capital	5,383,000	6,285,000
Total owners' equity	5,383,000	6,285,000
Subordinated Units [Member]
Partners’ capital:
Partner's Capital	65,062,000	66,096,000
Total owners' equity	$ 65,062,000	$ 66,096,000